LOANS FROM RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
LOANS FROM RELATED PARTIES

NOTE 6 – LOANS FROM RELATED PARTIES

On March 1, 2024, the Company borrowed $37,500 from Ronin Equity Partners, which is owned and controlled by Jacob D. Cohen, the Company’s Chief Executive Officer and Chairman of the Board of Directors. The amount borrowed is payable on demand and does not accrue interest. The Company repaid the full amount of $37,500 on October 7, 2024 with no interest.

On March 18, 2024, the Company borrowed $50,000 from Cohen Enterprises which is owned and controlled by Jacob D. Cohen, the Company’s Chief Executive Officer and Chairman of the Board of Directors. The amount borrowed is payable on demand and does not accrue interest. This note was included with a new note, see below.

On April 1, 2024, the Company borrowed $100,000 from Cohen Enterprises, which is owned and controlled by Jacob D. Cohen, the Company’s Chief Executive Officer and Chairman of the Board of Directors. The amount borrowed is payable on demand and does not accrue interest. This note was included with a new note, see below.

On October 18, 2024, the Company entered into a $150,000 promissory note (the “Cohen Note”) with Cohen Enterprises, Inc., which entity is owned by Jacob D. Cohen, the Chairman and Chief Executive Officer of the Company (“Cohen Enterprises”), to evidence, document and memorialize (a) $50,000 loaned to the Company from Cohen Enterprises on March 18, 2024, and (b) $100,000 loaned to the Company from Cohen Enterprises on April 1, 2024, which amounts previously accrued no interest and were due on demand.

The Cohen Note in the principal amount of $150,000, accrues interest at the rate of 8% per annum (12% upon the occurrence of an event of default), with interest accruing monthly in arrears and payable at maturity or earlier acceleration. The Cohen Note was due upon the earlier of January 2, 2025, and upon acceleration by Cohen Enterprises pursuant to the terms thereof upon default, or automatically upon certain bankruptcy events occurring. The Cohen Note may be prepaid without penalty, is unsecured and contains customary representations and covenants of the Company. The note includes customary events of default, and allows Cohen Enterprises the right to accelerate the amount due under the note upon the occurrence of such event of default, subject to certain cure rights.

On December 13, 2024, Mr. Cohen sold his note in the amount of $150,000 to a third-party entity. The terms of the note remain unchanged; however, the note is no longer considered a related party note.

On May 2, 2025, the Company borrowed $100,000 from The Tiger Cub Trust, which trust is controlled by the Company’s Chief Executive Officer and Chairman, Jacob D. Cohen (“Tiger Cub”), and entered into a Promissory Note with Tiger Cub to evidence such loan. The Promissory Note has a principal balance of $100,000. The Promissory Note is unsecured and bears interest at a rate of 18% per annum, compounded monthly, and matures on the earliest of (i) May 2, 2026, (ii) acceleration upon an event of default at the option of the holder, or (iii) five business days following the closing of a Qualified Financing, As of September 30, 2025, the principal balance is $100,000.

On, and effective on July 21, 2025, the Company entered into an Agreement to Amend Promissory Note (the “Agreement to Amend”), with Tiger Cub, which trust is controlled by the Company’s Chief Executive Officer and Chairman, Jacob D. Cohen, pursuant to which (a) Tiger Cub and the Company agreed to amend and restate the Promissory Note into an Amended and Restated Convertible Promissory Note (the “A&R Note”); and (b) the Company granted Tiger Cub warrants to purchase 50,000 shares of common stock (the “Tiger Cub Warrants”). The Agreement to Amend included certain representations and warranties to Tiger Cub. The A&R Note amended and restated the Promissory Note to (a) provide Tiger Cub the option to convert the principal and accrued interest under the note into shares of common stock of the Company at a conversion price each to the greater of (x) (1) $1.50; (2) if the A&R Note was entered into prior to the close of market on the date entered into, the greater of (i) the consolidated closing bid price, and the (ii) closing price, of the common stock of the Company on the last trading day prior to the date the A&R Note was entered into, plus $0.125; and (3) if the A&R Note was entered into after the close of market on the date entered into, the greater of (i) the consolidated closing bid price, and the (ii) closing price, of the common stock of the Company on the date the A&R Note was entered into, plus $0.125, and (y) the lowest price per share of common stock which would not, under applicable rules of the Nasdaq Capital Market, require stockholder approval for such issuance of common stock in connection with a conversion, taking into account all securities issuable in connection therewith—which conversion price was $1.785; and (b) remove the Mandatory Prepayment requirement.

The Tiger Cub Warrants have an exercise price of $1.815 per share, a term through July 21, 2028 and cash only exercise rights.

NOTE 7 – LOANS FROM RELATED PARTIES

On December 10, 2021 and March 18, 2022, the Company received advances of $39,200 and $50,000, respectively, for a total of $89,200 from its previous majority shareholder, American International Holdings Corp (“AMIH”), in order to cover various general and administrative expenses. The advances bear no interest and are due on demand upon the Company’s ability to repay the advances from either future revenues or investment proceeds. On June 16, 2022, Cohen Enterprises, Inc. (“Cohen Enterprises”), an entity owned and controlled by Jacob D. Cohen, the Company’s Chief Executive Officer and Chairman of the Board of Directors, entered into and closed a Stock Purchase Agreement (the “SPA”) for the purchase of 533,333 shares of the outstanding common stock of the Company which were then held by AMIH, which represented 80% of the Company’s then outstanding shares of common stock, in consideration for $90,000. Pursuant to the terms of the SPA, Cohen Enterprises also acquired the right to be repaid the $89,200 advanced from AMIH to the Company.

On June 29, 2022, the Company received an advance of $25,000 from Cohen Enterprises in order to cover various general and administrative expenses. The Company repaid Cohen Enterprises $25,000 on August 18, 2022 bringing the total amount owed to Cohen Enterprises to $89,200 as of December 31, 2022. This amount was paid in full on April 4, 2023 and the amount owed to Cohen Enterprises was $0 as of December 31, 2024 and December 31, 2023. Previously recorded imputed interest equal to eight percent (8%) per annum, or a total of $8,232 against the related party advances, was cancelled and reversed for the year ended December 31, 2023.

On March 1, 2024, the Company borrowed $37,500 from Ronin Equity Partners, which is owned and controlled by Jacob D. Cohen, the Company’s Chief Executive Officer and Chairman of the Board of Directors. The amount borrowed is payable on demand and does not accrue interest. The Company repaid the full amount of $37,500 on October 7, 2024 with no interest.

On March 18, 2024, the Company borrowed $50,000 from Cohen Enterprises which is owned and controlled by Jacob D. Cohen, the Company’s Chief Executive Officer and Chairman of the Board of Directors. The amount borrowed is payable on demand and does not accrue interest.

On April 1, 2024, the Company borrowed $100,000 from Cohen Enterprises, which is owned and controlled by Jacob D. Cohen, the Company’s Chief Executive Officer and Chairman of the Board of Directors. The amount borrowed is payable on demand and does not accrue interest.

On October 7, 2024, the Company repaid $37,500 that was borrowed from Ronin Equity Partners, which is owned and controlled by Jacob D. Cohen, the Company’s Chief Executive Officer and Chairman of the Board of Directors. The amount borrowed did not accrue interest.

On October 18, 2024, the Company entered into a $150,000 promissory note (the “Cohen Note”) with Cohen Enterprises, Inc., which entity is owned by Jacob D. Cohen, the Chairman and Chief Executive Officer of the Company (“Cohen Enterprises”), to evidence, document and memorialize (a) $50,000 loaned to the Company from Cohen Enterprises on March 18, 2024, and (b) $100,000 loaned to the Company from Cohen Enterprises on April 1, 2024, which amounts previously accrued no interest and were due on demand.

The Cohen Note in the principal amount of $150,000, accrues interest at the rate of 8% per annum (12% upon the occurrence of an event of default), with interest accruing monthly in arrears and payable at maturity or earlier acceleration. The Cohen Note is due upon the earlier of January 2, 2025, and upon acceleration by Cohen Enterprises pursuant to the terms thereof upon default, or automatically upon certain bankruptcy events occurring. The Cohen Note may be prepaid without penalty, is unsecured and contains customary representations and covenants of the Company. The note includes customary events of default, and allows Cohen Enterprises the right to accelerate the amount due under the note upon the occurrence of such event of default, subject to certain cure rights.

On December 13, 2024, Mr. Cohen sold his note in the amount of $150,000 to a third party entity. The terms of the note remain unchanged, however, the note is no longer considered a related party note.

For additional information on related party prepaid expenses see Note 3.